Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Intangible assets, net
13.	Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2015	2016
	RMB	RMB

Gross carrying amount
Brand names	102,654	59,034
Operating rights for game broadcasting	35,071	58,655
Operating rights for licensed games	46,879	40,274
Software	38,307	30,632
Domain names	25,902	27,311
Technology	17,621	18,282
Others	31,200	18,300

Total of gross carrying amount	297,634	252,488

Less: accumulated amortization
Brand names	(20,294)	(21,810)
Operating rights for game broadcasting	(23,278)	(46,855)
Operating rights for licensed games	(15,010)	(30,804)
Software	(9,464)	(13,110)
Domain names	(6,249)	(8,449)
Technology	(7,712)	(9,457)
Others	(5,478)	(3,592)

Total accumulated amortization	(87,485)	(134,077)

Less: accumulated impairment	(63,712)	(59,485)

Intangible assets, net	146,437	58,926

In 2015, the Group performed interim and annual goodwill impairment test for the goodwill generated from the acquisition of 100 Online Education Technology (Beijing) Co., Ltd. (“100 Online”) and Beifu, due to the poor financial performance of these two VIEs (Note 14), and recognized impairment loss of intangible assets of RMB48,814 and RMB8,385, respectively, which was mainly made against the carrying amount of the brand names.

In 2016, the Group performed goodwill impairment test for the goodwill generated from the acquisition of 100 Online due to the poor financial performance of 100 Online. The recognized impairment loss of intangible assets of RMB3,828 was mainly made against the carrying amount of the brand name due to the goodwill impairment.

Income approach was adopted in the above impairment assessments for the determination of fair value of the intangible assets.

Amortization expense for the years ended December 31, 2014, 2015 and 2016 were RMB12,598, RMB64,201 and RMB 56,977, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets

2017	25,606
2018	10,453
2019	6,032
2020	4,708
2021	1,925

The weighted average amortization periods of intangible assets as of December 31, 2015 and 2016 are as below:

December 31,
	2015	2016

Domain names	15 years	15 years
Technology	5 years	5 years
Software	5 years	5 years
Operating rights for licensed games	3 years	2 years
Operating rights for game broadcasting	1 year	1 year
Brand names	10 years	Not applicable
Others	3-5 years	Not applicable